UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

Dryden Municipal Bond Fund

Insured Series

Schedule of Investments

January 31, 2009 (Unaudited)

Description(a)	Moody’s Rating*†		Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.2%
Arizona 1.4%
Salt River Proj. Ariz. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Ser. A	Aa1		5.00%		1/01/39	$2,500	$2,431,825

California 5.7%
California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A2		5.00		11/15/21	1,000	976,840
Elsinore Valley. Mun. Wtr. Dist. C.O.P. Rfdg. Ser. A, B.H.A.C.	Aaa		5.00		7/01/29	2,500	2,490,400
Fresno Calif. Swr. Rev., Ser. A., A.G.C.	Aa2		5.00		9/01/33	1,000	958,990
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	A2		5.622	(b)	6/01/23	1,500	1,262,790
San Diego Cnty. Wtr. Auth., Wtr. Rev. C.O.P. Ser. 2008 A, F.S.A.	Aa3		5.00		5/01/38	2,500	2,385,350
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A.	Baa1		8.22	(b)	1/15/36	10,000	1,139,000
University of CA Rev., Unrefunded Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Baa1		5.25		5/15/30	850	840,268

							10,053,638

Colorado 4.5%
Colorado Hlth. Facs. Auth. Rev. RMK Poudre Valley, Co. Hosp. Ser. A, F.S.A.	Aa3		5.20		3/01/31	2,000	1,765,420
Denver City & Cnty. Arpt. Rev., Ser. A, F.G.I.C.	A1		5.00		11/15/25	3,500	3,487,925
Ser. B, A.M.T., F.G.I.C.	A1		5.00		11/15/15	2,500	2,579,825

							7,833,170

District of Columbia 6.1%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	A1		5.125		9/15/31	2,000	1,896,020
Dist. of Columbia, G.O., Ser. A, E.T.M., M.B.I.A.(c)	A1		6.50		6/01/10	2,905	3,112,562
Ser. A, M.B.I.A., Unrefunded Bal.,	A1		6.50		6/01/10	3,095	3,286,085
Ser. E, B.H.A.C.(d)	Aaa		5.00		6/01/28	2,500	2,509,075

							10,803,742

Florida 6.7%
Halifax Hosp. Med.Ctr. Fla. Hosp. Rev., Ser. B2, F.S.A.	AAA	(f)	5.375		6/01/31	4,000	3,612,400
Miami Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. C, A.M.T., F.S.A.	Aa3		5.25		10/01/26	2,000	1,779,840
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, F.S.A.	Aa3		5.25		10/01/22	2,000	2,163,480
Polk Cnty. Sch. Dist., Sales Tax Rev., F.S.A.	Aa3		5.25		10/01/17	1,580	1,767,767
Sales Tax Rev., F.S.A.	Aa3		5.25		10/01/18	1,325	1,449,987
South Miami Fla. Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. So. Fla. Grp.	Aa3		5.00		8/15/27	1,250	1,076,138

							11,849,612

Georgia 3.6%
Athens Clarke Cnty. Uni. Govt. Wtr & Swr. Rev.	Aa3		5.625		1/01/33	1,000	1,036,490
Georgia St. Rd & Twy. Auth. Rev., Fed. Hwy. Grant. Antic Bds, Ser. A, F.S.A.	Aa3		5.00		6/01/18	2,000	2,337,720
Newnan Hosp. Auth. Rev., M.B.I.A.	A2		5.50		1/01/21	3,185	3,034,987

							6,409,197

Hawaii 3.7%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Baa1		6.20		11/01/29	8,000	6,552,239

Illinois 12.1%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	A2		5.75		1/01/22	5,000	4,986,200
Chicago O’Hare Int’l Arpt. Rev., Ser. A, M.B.I.A.	A1		5.25		1/01/26	4,000	3,814,360
Ser. B, F.G.I.C.	A1		5.25		1/01/15	1,000	1,105,180
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev., Ser. A-1, F.S.A.	Aa3		5.00		1/01/24	5,000	5,149,700
Illinois St., G.O., F.S.A.	Aa3		5.25		4/01/22	2,500	2,600,325
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick, Ser. A., C.A.B.S., M.B.I.A.	A1		6.03	(b)	12/15/34	10,000	2,149,800
Ser. A., C.A.B.S., M.B.I.A.	A1		6.04	(b)	6/15/37	7,500	1,386,000

							21,191,565

Indiana 1.1%
Indianapolis Local Pub. Impt. Bd. Bk., Rev., Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	A1		5.00		1/01/36	2,500	1,919,825

Louisiana 0.8%
New Orleans, G.O., Rfdg., M.B.I.A.	Baa1		5.25		12/01/22	1,540	1,392,930

Massachusetts 4.6%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B., M.B.I.A.	Aa2		5.50		7/01/27	1,325	1,479,045
Massachusetts St., Rfdg., Ser. B., F.S.A.	Aa2		5.25		9/01/24	3,000	3,323,700
Massachusetts St., Cons. Ln., Ser. C, F.S.A.	Aa2		5.00		8/01/19	2,000	2,266,460
Massachusetts St., Fltg. Cons. Ln., Ser. A, F.G.I.C.	Aa2		2.709	(e)	5/01/37	2,000	1,030,000

							8,099,205

Michigan 3.6%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded date 7/01/13)(c)	A3		5.25		7/01/32	5,500	6,335,395

Missouri 0.9%
Clay Cnty. Pub. Sch. Dist. No. 53 Liberty Sch. Bldg. Direct. Dept. Prog., G.O.	AA+	(f)	5.00		3/01/27	1,500	1,522,920

Nebraska 0.6%
Municipal Energy. Agy of Neb. Pwr. Supply. Sys. Rev. Ref., Ser. A, B.H.A.C.	Aaa		5.375		4/01/39	1,000	1,003,420

New Jersey 6.2%
Jersey City Swr. Auth., Rev., A.M.B.A.C.	Baa1		6.00		1/01/10	2,585	2,706,159
A.M.B.A.C.	Baa1		6.25		1/01/14	4,255	4,739,772

New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/01/15)	A3		5.84	(b)	1/01/35	1,500	980,670
New Jersey St. Trans. Trust Fund, Auth. Trans. Sys., Ser. A, A.G.C.	Aa2		5.50		12/15/38	2,500	2,520,675

							10,947,276

New York 11.0%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aa3		5.75		5/01/21	2,750	2,838,440
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	A1		7.20		7/01/10	1,750	1,835,523
Long Island. Pwr. Auth. NY Elec. Sys. Rev. Gen. Ser. A, B.H.A.C.	Aaa		5.50		5/01/33	1,000	1,034,780
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev., Ser. B, M.B.I.A.	A1		5.50		7/01/19	5,000	5,281,500
Ser. B, M.B.I.A.	A1		5.50		7/01/23	7,285	7,469,164
New York St. Urban Dev Corp. Rev. St. Pers. Income Tax. Ser. B-1	AAA	(f)	5.00		3/15/36	1,000	959,810

							19,419,217

North Carolina 0.6%
North Carolina Eastn. Mun. Pwr. Agy. Pwr. Sys. Rev. Ser. C	Aa2		6.00		1/01/19	500	533,180
North Carolina Med Care. Commn. Hlth. Care. Facs. Rev.Wakemed., Ser. A, A.G.C.	Aa2		5.625		10/01/38	500	484,200

							1,017,380

Oklahoma 1.5%
Oklahoma City Arpt. Trust, Jr. Lien Rev., Ser. 24, A.M.B.A.C., A.M.T.	A2		5.75		2/01/18	2,620	2,621,389

Pennsylvania 5.5%
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Baa1		4.625		12/01/18	1,250	1,147,763
Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Baa1		5.00		12/01/15	2,500	2,516,075
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	A3		5.50		7/01/17	5,000	5,404,250
Philadephia, PA, Ser. B, G.O., A.G.C.	Aa2		7.125		7/15/38	500	530,635

							9,598,723

South Carolina 4.8%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	A3		5.75		4/01/20	4,180	4,371,569
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. A, F.S.A.	Baa1		4.75		8/01/31	1,000	815,100
South Carolina St. Pub. Svc. Auth. Rev., Ser. A, A.M.B.A.C.	Aa2		5.00		1/01/21	3,000	3,225,000

							8,411,669

Texas 5.7%
Austin Tex., Wtr & Wastewater. Sys. Rev., Swr.	Aa3		5.125		11/15/29	1,000	1,006,100
City of San Antonio Elec. & Gas Sys. Rev.	Aa1		5.00		2/01/29	1,695	1,692,864
Dallas Tex. Area Rapid Tran. Sales. Tax. Rev. Sr. Lien	Aa3		4.75		12/01/30	1,000	959,240
Houston Arpt. Sys. Rev., E.T.M.(c)	Aaa		7.20		7/01/13	2,145	2,454,631

Houston Higher Ed. Fin. Corp., Rice Univ. Proj., Ser. B	Aaa		4.75		11/15/33	2,000	1,880,560
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. Tran. Svcs., B.H.A.C.	Aaa		5.25		5/15/28	2,000	2,045,600

							10,038,995

Utah 1.3%
Intermountain Pwr. Agy. Pwr. Supply Rev., Ser. A, A.M.B.A.C.	A1		5.00		7/01/17	2,000	2,254,380

Washington 6.6%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aa1		5.25		12/01/18	3,800	4,071,852
Port Seattle Rev., Rfdg. Interm. Lien, X.L.C.A.	Aa3		5.00		2/01/28	3,000	2,865,360
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aa3		5.375		12/01/19	2,000	2,133,200
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A, F.G.I.C. (Prerefunded Date 10/01/16)(c)	Aa2		5.00		10/01/36	85	101,578
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa		5.375		12/01/18	2,490	2,510,069

							11,682,059

West Virginia 0.6%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Baa1		5.875		7/01/20	1,015	1,029,342

Total long-term investments (cost $178,013,729)							174,419,113

SHORT-TERM INVESTMENTS 0.9%
Alabama 0.3%
Mobile Ala. Indl. Dev. Brd. Pollutn. Ctl. Rev. Adj.-Ref. Alabama. Pwr. Co. PJ., F.R.D.D.	VMIG1		0.65	(e)	2/02/09	150	150,000
Mobile Ala. Indl. Dev. Brd. Rev., F.R.D.D.	VMIG1		0.70	(e)	2/02/09	300	300,000

							450,000

Georgia 0.2%
Cobb Cnty. Dev. Auth. Pollutn. Ctl. Rev., Adj.-Georgia. Pwr. Co. Plant Proj. F.R.D.D.	VMIG1		0.40	(e)	2/02/09	300	300,000

Kansas 0.2%
Kansas St. Dept. Transn. Hwy. Rev. Adj. -Ser. B-2 F.R.D.D.	VMIG1		0.38	(e)	2/02/09	400	400,000

Rhode Island 0.2%
Providence RI. Hsg. Auth. Multi Family. Rev., Var. Hsg. Cathedral Square. Ser. B, F.R.D.D.	A-1+	(f)	0.50	(e)	2/02/09	410	410,000

Total short-term investments (cost $1,560,000)							1,560,000

Total Investments 100.1% (cost $179,573,729)(g)							175,979,113
Liabilities in excess of other assets(h) (0.1%)							(145,164)

Net Assets 100.0%							$175,833,949

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of January 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	The following abbreviations are used in portfolio descriptions:

A.G.C. —Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C. —Berkshire Hathaway Assurance Corporation.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificate of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Represents zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(c)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2009.
(f)	Standard & Poor’s rating.
(g)	The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$178,967,313	$4,717,442	$7,705,642	$(2,988,200)

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and amortization of premiums for book and tax purposes.

(h)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at January 31, 2009	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
24	U.S. Treasury 10 Yr. Notes	Mar. 09	$2,944,125	$2,852,702	$91,423
20	U.S. Treasury Bond	Mar. 09	2,534,063	2,826,275	(292,212)

					$(200,789)

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(200,789)
Level 2 - Other Significant Observable Inputs	175,979,113	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$175,979,113	$(200,789)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2008 and January 31, 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Dryden Municipal Bond Fund/High Income Series

Schedule of Investments

as of January 31, 2009 (Unaudited)

Description (a)	Moody’s Rating*†		Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.3%
Alabama 1.5%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev., Ascension Health Sr. Credit, Ser. D	Aa1		5.00%		11/15/39	$3,000	$2,554,770
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser, Ser. A(Prerefunded 12/1/13)(e)	BBB	(b)	6.125		12/01/24	1,000	1,193,080
Ser. B, A.M.T.(Prerefunded 12/1/13)(e)	BBB	(b)	6.375		12/01/24	1,000	1,178,240
Mobile Indl. Dev. Brd., AL Pwr. Co. (Mandatory put date 3/19/12)	A2		4.75		06/01/34	1,000	1,026,630

							5,952,720

Arizona 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	AA-	(b)	5.50		01/01/38	2,500	2,187,425
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo, Ser. A, A.M.T.	Baa3		7.125		10/01/32	5,000	4,271,800
Ser. B	Baa3		7.00		10/01/32	1,700	1,536,188
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Hlthcare. West, Ser. A	A2		5.25		07/01/32	2,500	1,999,600
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C. Charter Schs. Proj.	NR		6.75		04/01/36	1,500	1,086,525
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB	(b)	5.25		10/01/19	3,135	2,714,314

							13,795,852

California 8.5%
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev. Wste. Mgmt., Inc., PJ-Ser. B, A.M.T.	BBB	(b)	5.00		07/01/27	1,000	701,440
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. C (Mandatory put date 6/1/12)	A+	(b)	3.85		11/01/29	2,000	2,061,480
Ser. C Rmkt. on 8/1/06	A+	(b)	5.25		08/01/31	1,280	1,101,645
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR		6.00		09/01/33	1,000	787,140
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	A1		5.00		12/01/27	1,000	807,590
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3		6.99	(k)	01/15/28	6,700	5,734,194
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd. Sr., Ser. A-1	Baa3		5.75		06/01/47	2,000	1,201,780
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR		5.45		09/01/36	1,500	978,210
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR		6.20		09/02/25	3,380	2,772,648
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2		7.50		12/01/24	2,000	1,434,680

Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR		5.90	09/01/27	1,000	759,140
Orange Cnty., Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2		6.20	02/14/11	7,000	7,126,909
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR		6.25	09/01/23	3,000	2,450,070
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1, Sunridge Anatolia	NR		6.00	09/01/33	1,000	723,900
Sunridge Anatolia	NR		6.10	09/01/37	1,980	1,428,847
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR		6.00	09/01/33	1,800	1,303,020
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(h)	C	(b)	6.50	05/15/25	130	79,261
Vernon Nat. Gas Fin. Auth., M.B.I.A. (Mandatory put date 8/3/09)	A3		5.00	08/01/21	1,890	1,882,837
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR		5.30	09/01/36	1,000	635,870

						33,970,661

Colorado 4.2%
Black Hawk Bus. Impvt. Dist. Utl., G.O. (Prerefunded 12/1/09)(e)	NR		7.75	12/01/19	4,980	5,336,717
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	NR		5.75	01/01/37	1,500	919,050
Hosp. Poudre Valley Hlthcare., Rfdg.	Baa1		5.00	03/01/25	5,560	4,542,798
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3		6.375	12/15/30	1,260	1,160,485
Denver City & Cnty. Co. Arpt. Rev., A.M.T. (Mandatory put date 5/15/11)	A1		5.25	11/15/32	2,000	2,024,180
E-470 Pub. Hwy. Auth. Rev., Ser. A2, M.B.I.A. (Mandatory put date 9/2/11)	Baa1		5.00	09/01/39	1,500	1,511,580
Pub. Auth. Energy Nat. Gas Pur. Rev.	A1		6.50	11/15/38	1,500	1,203,300

						16,698,110

Connecticut 0.6%
Connecticut St. Dev. Auth. Pollutn. Rev., Conn. Lt. & Pwr. B, A.M.T	Baa1		5.95	09/01/28	1,500	1,231,365
Connecticut St. Dev. Auth. Solid Waste Disp. Facs. Rev., Pseg. Pwr. LLC Proj., Ser. A, A.M.T.	Baa1		5.75	11/01/37	1,600	1,138,448

						2,369,813

Delaware 0.3%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1		5.00	06/01/30	2,000	1,317,100

District of Columbia 1.0%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	A1		5.125	09/15/31	3,000	2,844,030
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3		5.25	10/01/27	1,500	1,307,565

						4,151,595

Florida 4.5%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR		6.375	11/15/26	2,000	1,230,180
Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR		6.50	11/15/36	2,000	1,168,880
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR		5.55	05/01/36	500	263,565
Hillsborough Cnty. Industrial Dev. Auth., Tampa Electric	Baa2		5.65	05/15/18	1,000	1,015,870
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR		5.75	05/01/36	1,950	1,001,774
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	A2		5.00	10/01/26	2,000	1,639,960
Jacksonville Econ. Dev. Commn. Indl. Dev. Rev., Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1		5.30	05/01/37	2,000	888,420
Anheuser Busch Co., Ser. B, A.M.T.	Baa2		4.75	03/01/47	2,500	1,456,025
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1		6.70	11/15/19	1,000	784,930
Orange Cnty. Hlth. Facs. Auth. Rev., Hosp. Orlando Regl. Hlthcare., Ser. C	A2		5.25	10/01/35	1,500	1,126,785
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(e)	AA	(b)	6.75	10/01/17	2,000	2,447,240
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aa1		5.00	11/01/30	2,500	2,693,975
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR		5.40	05/01/36	1,360	672,615
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR		6.25	05/01/36	1,450	710,529
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba1		5.50	10/01/24	1,000	707,560

						17,808,308

Georgia 0.9%
Burke Cnty. Dev. Auth. Pollutn. Rev., Oglethorpe Pwr.-Vogtle Proj., Ser B	A3		5.50	01/01/33	1,000	894,970
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR		6.125	02/15/34	1,200	760,212
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa3		6.15	02/01/20	1,000	1,166,560
Marietta Development Auth. Rev., Life Univ.	Ba3		7.00	06/15/39	1,000	678,800

						3,500,542

Idaho 0.3%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2		6.75	11/01/37	1,000	1,015,550

Illinois 9.8%
Cary Spec. Tax Svcs. Rev., Area No. 1, Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR		7.625	03/01/30	3,115	3,397,811
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(e)	NR		7.50	03/01/30	4,572	4,922,947
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA	(b)	7.75	03/01/27	5,000	5,751,299
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp. A	A3		7.25	11/01/38	2,000	1,963,800

Illinois Fin. Auth. Rev., Friendship Vlg. Schaumburg, Ser. A	NR		5.625		02/15/37	1,000	547,970
Illinois Inst. of Technology, Ser. A	Baa1		5.00		04/01/31	2,500	1,752,725
Illinois Inst. of Technology, Ser. A	Baa1		5.00		04/01/36	5,000	3,355,050
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3		5.00		05/01/30	5,000	3,159,350
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3		6.25		07/01/22	4,200	4,229,190
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Baa1		2.70	(k)	12/01/11	3,360	3,113,914
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	A1		5.25		06/15/42	6,000	5,870,159
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR		6.70		03/01/33	1,000	1,186,000

							39,250,215

Indiana 1.3%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind.	BBB	(b)	5.50		03/01/37	2,000	1,303,460
Cmnty. Foundation Northwest Ind., Ser. A	BBB	(b)	6.00		03/01/34	3,000	2,417,310
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa		4.00		01/01/34	795	768,773
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR		5.80		09/01/47	1,500	884,445

							5,373,988

Iowa 1.0%
Altoona Iowa Urban Renewal Tax Rev., Annual Appr.	BBB+	(b)	6.00		06/01/43	1,000	807,640
Iowa Fin. Auth. Sr. Living Fac. Rev., Deerfield Ret. Cmnty. Inc., Ser. A	NR		5.50		11/15/37	1,250	676,388
Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA	(b)	9.25		07/01/25	2,110	2,517,378

							4,001,406

Louisiana 0.7%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1		6.625		02/01/16	3,500	2,965,970

Maryland 0.3%
Maryland St. Hth. & Higher Edl. Facs. Auth. Rev., Medstar Health	A3		5.25		05/15/46	500	391,810
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR		5.25		12/01/13	700	650,671

							1,042,481

Massachusetts 2.8%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa2		7.50		05/01/14	1,750	2,077,723
Massachusetts St. Dev. Fin. Agcy. Rev., Alliance Hlth., Ser. A	NR		7.10		07/01/32	3,930	2,947,775
Linden Ponds, Inc. Fac., Ser. A	NR		5.75		11/15/42	1,000	529,860
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Caregroup, Ser. E-1	A3		5.125		07/01/38	750	545,873

Caritas Christi Oblig. Group, Rfdg., Ser. A.	Baa3		5.75	07/01/28	2,000	1,476,740
Caritas Christi Oblig. Group, Rfdg., Ser. B	Baa3		6.75	07/01/16	3,595	3,500,955

						11,078,926

Michigan 3.4%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(e)(h)(j)	Aaa		9.263	06/01/11	1,300	1,307,618
Kent Hosp. Fin. Auth. Spectrum Hlth. (Mandatory put date 1/15/15)	Aa3		5.50	01/15/47	1,000	1,041,130
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB	(b)	6.25	07/01/40	3,000	2,041,830
Michigan Pub. Edl. Facs. Auth. Rev., Rfdg. Ltd. Oblig.-Black River Sch.	NR		5.80	09/01/30	1,250	805,150
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Health Sys. Rfdg., Ser. A	A1		5.25	11/15/46	3,000	1,948,440
McLaren Hlthcare.	A1		5.75	05/15/38	1,500	1,202,160
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	A2		4.50	12/01/13	1,000	854,240
Royal Oak Mich Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp.	A1		8.25	09/01/39	2,150	2,196,784
Summit Academy, Pub. Sch., Academy Rev., Rfdg.	BB+	(b)	6.25	11/01/25	2,060	1,442,865
Summit Academy, North Pub. Sch., Academy Rev., Rfdg.	BB+	(b)	5.50	11/01/30	1,500	888,825

						13,729,042

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Healtheast Proj.	Baa3		6.00	11/15/35	1,000	691,310

Mississippi 0.2%
Warren County Gulf Opportunity Zone, Ser. A	Baa3		6.50	09/01/32	1,000	683,600

Missouri 0.3%
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Cox Hlth.	A2		5.50	11/15/33	1,500	1,233,750

Nevada 1.2%
Clark Cnty. Impvt. Dist. Rev., Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR		6.10	08/01/18	1,950	1,548,261
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj. Rfdg., Ser. C	BB+	(b)	5.50	10/01/30	4,500	3,207,420

						4,755,681

New Hampshire 0.2%
New Hampshire St. Business Fin. Auth. Pollutn. Ctl. Rev., United Illuminating Co. Proj. (Mandatory put date 2/1/12)	Baa2		7.125	07/01/27	1,000	1,000,530

New Jersey 6.1%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR		5.625	01/01/38	1,000	569,460
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2		5.625	06/15/19	1,250	1,061,275

Cigarette Tax	Baa2		5.75		06/15/34	750	540,218
Continental Air., Inc. Proj., Spec. Facs. Rev., A.M.T.	B3		6.25		09/15/29	5,530	3,456,139
Proj., Spec. Facs. Rev.	B3		6.40		09/15/23	2,000	1,344,500
Cranes Mill Proj. First Mtge., Ser. A	NR		5.875		07/01/28	1,000	786,450
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR		5.70		10/01/17	165	136,346
Gloucester Marine, Ser. B, A.M.T.	NR		6.875		01/01/37	3,000	2,173,350
New Jersey Hlthcare. Facs. Fin. Auth. Rev., Cherry Hill Proj.	NR		8.00		07/01/27	2,000	1,657,360
St. Josephs Hlthcare. Sys.	Ba1		6.625		07/01/38	1,000	702,420
St. Peters Univ. Hosp., Ser. A	Baa2		6.875		07/01/30	2,250	2,011,275
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	A3		5.876	(k)	01/01/35	4,000	2,615,120
New Jersey St. Transn. Tr. Fd. Transn. Sys., Ser. A	A1		5.50		12/15/23	2,000	2,127,980
New Jersey St. Transn. Tr. Auth., Ser. A	A1		5.875		12/15/38	2,000	2,036,580
Tobacco Settlement Fin. Corp., NJ Rev., Ser. 1A	Baa3		5.00		06/01/41	6,000	3,130,320

							24,348,793

New Mexico 1.2%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C. (Mandatory put date 8/1/12)	Baa2		4.00		06/01/32	2,000	1,993,400
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. A, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	Aaa		5.50		07/01/36	1,245	1,237,468
Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA	(b)	5.50		07/01/35	1,450	1,441,228

							4,672,096

New York 3.2%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)	NR		8.25		11/15/30	2,000	2,265,820
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR		10.89	(k)	06/01/47	5,000	85,800
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR		11.247	(k)	06/01/50	4,000	43,440
Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A	A3		6.00		05/01/33	1,500	1,527,420
Ser. A	A3		6.25		04/01/33	500	518,455
New York City Indl. Dev. Agcy., Terminal One Group Assn. Proj.	A3		5.50		01/01/24	2,450	2,084,681
Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	Ba2		6.375		07/01/31	970	655,196
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B-	(b)	7.125		08/01/11	3,495	3,181,603
Spl. Fac. Rev., American Airlines- JFK Int’l. Arpt., A.M.T.	B-	(b)	7.75		08/01/31	2,000	1,386,340
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A (original cost $1,250,000; purchased 8/17/06)(h)(i)	NR		6.125		02/15/19	1,250	145,000
NY ST Dorm. Auth., Orange Reg.-Med. Ctr.	Ba1		6.25		12/01/37	1,500	1,039,200

							12,932,955

North Carolina 0.7%
Charlotte Mecklenburg Hosp. Auth. Hlthcare. Sys. Rev., Carolinas Hlthcare. Rfdg., Ser. A	Aa3		5.00	01/15/39	1,900	1,646,597
North Carolina Eastern Mun. Pwr. Agy. Pwr. Sys. Rev., Ser. C	Baa1		6.75	01/01/24	1,000	1,043,240

						2,689,837

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+	(b)	6.25	07/01/21	2,000	1,798,600

Ohio 2.0%
Buckeye Tob. Settlement Fin. Auth. Asset Bkd. Sr. Turbo, Ser. A-2	Baa3		5.875	06/01/47	1,000	563,120
Ser. A-2	Baa3		6.50	06/01/47	2,500	1,552,475
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2		7.50	01/01/30	3,000	2,811,120
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T. Allied Waste N.A., Inc., Ser. A	BBB	(b)	5.15	07/15/15	1,250	1,082,638
(Mandatory put date 7/1/09)	BBB	(b)	4.50	07/01/21	1,000	983,910
Richland Cnty. Ohio Hosp. Facs. Rev.,
Medcentral Hlth. Ser. A (Prerefunded 11/15/10)(e)	A-	(b)	6.125	11/15/16	665	731,194
Medcentral Hlth. Sys., Unref. balance, Ser. A,	A-	(b)	6.125	11/15/16	335	345,348

						8,069,805

Oklahoma 1.0%
Chickasaw Nation Okla. Hlth. Sys.	NR		6.25	12/01/32	1,340	986,736
Norman Regional Hospital Authority Rev.	BBB-	(b)	5.375	09/01/36	2,000	1,169,760
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa		4.875	09/01/33	1,965	1,753,605

						3,910,101

Pennsylvania 5.9%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	Ba3		9.25	11/15/15	845	966,342
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2		5.125	04/01/35	1,335	845,322
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A (Prerefunded 1/1/13)(e)	NR		7.25	01/01/35	2,890	3,487,103
Ser. A (Prerefunded 1/1/13)(e)	NR		7.25	01/01/35	1,110	1,339,337
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR		5.90	07/01/40	1,000	604,090
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded 9/15/13)(e)	NR		5.50	03/15/26	780	904,231
Northampton Cnty. PA Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	Baa1		5.50	08/15/35	1,000	707,250

Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Baa1		4.625		12/01/18	1,500	1,377,315
Ser. G, A.M.T.	NR		5.125		12/01/15	2,000	1,573,020
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (original cost $915,255; purchased 1/22/98)(c)(h)(i)	NR		7.00		07/01/10	908	9
Grad. Hlth. Sys. (original cost $1,267,741; purchased 1/22/98)(c)(h)(i)	NR		7.25		07/01/18	1,251	13
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 1/21/98)(c)(h)(i)	NR		6.25		07/01/13	1,108	11
Temple Univ. Hlth. Sys., Ser. B	Baa3		5.50		07/01/26	3,000	1,987,380
Philadelphia PA Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-	(b)	5.25		09/01/31	1,500	1,065,915
Philadelphia, PA, Ser. B, A.G.C.	Aa2		7.125		07/15/38	1,500	1,591,905
Somerset Cnty. Hosp. Auth. Rev., GF Somers Hlthcare. First Mtge. (original cost $1,106,647; purchased 2/10/97)(d)(h)(i)	NR		8.40		06/01/09	1,095	660,833
First Mtge. (original cost $8,898,687; purchased 2/10/97)(d)(h)(i)	NR		8.50		06/01/24	8,805	5,297,088
Susquehanna Area Regional Arpt. Auth.	Baa3		6.50		01/01/38	1,500	1,007,775

							23,414,939

Puerto Rico 2.8%
Puerto Rico Comwlth. Govt. Dev. Bank, Sr. Notes, Ser. B	Baa3		5.00		12/01/15	2,715	2,571,621
Ser. C, A.M.T.	Baa3		5.25		01/01/15	3,000	2,937,240
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2		5.50		07/01/28	2,500	2,179,050
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. TT	A3		5.00		07/01/22	1,000	888,350
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. M	Baa3		6.00		07/01/20	2,500	2,476,475

							11,052,736

South Carolina 1.4%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Rfdg., Ser. C (Prerefunded 8/1/13)(e)	Baa1		6.875		08/01/27	540	655,879
Tobacco Settlement Auth. Rev., Mgt. Rfdg.	Baa3		5.00		06/01/18	5,000	4,748,900

							5,404,779

Tennessee 5.9%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1		6.625		11/01/17	2,000	1,636,480
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A., E.T.M.(e)	Baa1		6.75		07/01/17	2,000	2,309,440
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Rev. Covenant Health, Ser. A, C.A.B.S.	A-	(b)	8.76	(k)	01/01/35	1,000	113,380
Univ. Health Sys., Inc.	BBB+	(b)	5.25		04/01/27	3,000	2,230,260

Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (original cost $26,000,000; purchased 12/30/98)(h)(i)	NR		6.50		09/01/28	26,000	10,659,999
Rutherford Cnty. Hlth. & Edl. Facs. Brd., First Mtge. Rev., Group Homes, Inc.	NR		9.50		12/01/19	5,100	5,099,694
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1		5.00		02/01/18	2,000	1,576,400

							23,625,653

Texas 10.8%
Alliance Arpt. Auth., Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+	(b)	5.75		12/01/29	2,500	1,038,475
Austin Covention Enterprises Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2		5.75		01/01/24	1,000	674,600
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa1		5.40		10/01/29	1,000	580,370
TXU Energy Co. LLC, Rfdg., A.M.T.	Caa1		5.40		05/01/29	2,000	867,180
TXU Energy Co. LLC Rfdg. Elec. Rmk., A.M.T.,	Caa1		8.25		10/01/30	3,000	1,800,120
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., American Airlines, Inc., A.M.T.	Caa2		6.375		05/01/35	3,000	1,305,000
American Airlines, Inc., Rfdg., A.M.T.	CCC+	(b)	5.50		11/01/30	2,000	820,820
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR		7.125		09/01/34	3,000	2,232,300
Harris County Cultural Ed. Fac. Fin. Corp., Rev., Methodist Hosp. Sys., Ser. B	AA	(b)	5.50		12/01/18	500	551,905
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA	(b)	7.125		02/15/34	1,250	1,520,850
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR		6.00		06/01/18	4,000	3,400,520
Kerrville Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-	(b)	5.375		08/15/35	4,050	2,755,580
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, G.O., P.S.F., Gtd.(f)	Aaa		5.00		02/15/21	1,000	1,090,710
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A	A1		7.25		05/15/37	5,000	5,341,749
Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl. Rev., Rfdg. Bnds. (AEP Texas Proj.), Ser. B, Remarketed, A.M.B.A.C., A.M.T.	Baa1		4.55		05/01/30	2,000	1,253,800
Mission Econ. Dev. Corp., Allied Waste, Inc. Proj. A, A.M.T.	Baa3		5.20		04/01/18	2,000	1,660,180
North Tex Twy. Auth. Rev., Rfdg. Sys., First Tier, Rfdg., Ser. A	A2		5.75		01/01/40	3,500	3,243,590
First Tier, Ser. H (Mandatory put date 1/1/13)	A2		5.00		01/01/42	3,000	3,009,390
Second Tier Rfdg., Ser. F	A3		5.75		01/01/38	2,500	2,192,325
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1		6.15		08/01/22	1,000	529,480
San Leanna Ed. Facs. Corp. Higher Ed. Rev. Rfdg., Saint Edwards Univ. Proj.	Baa2		4.75		06/01/32	2,750	1,725,983
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Retirement Fac. C.C. Young Mem. Home Proj.	NR		5.75		02/15/25	1,150	783,058
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A2		5.25		12/15/26	3,900	2,874,027
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(e)	Baa1		2.52	(k)	09/01/15	50	42,398

Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	NR		5.375		02/15/37	1,000	587,230
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB-	(b)	5.00		08/15/30	2,000	1,142,720

							43,024,360

Virginia 3.5%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3		5.25		07/01/17	3,445	3,554,585
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1		5.875		06/01/17	2,000	2,092,600
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB	(b)	5.125		09/01/38	2,700	2,344,734
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR		8.00		09/01/26	5,315	4,814,752
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB	(b)	5.125		06/01/28	1,600	1,307,392

							14,114,063

Washington 1.3%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	Baa1		1.83	(k)	02/01/10	870	854,279
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2		5.375		12/01/22	1,190	846,399
Skagit Valley Hosp.	Baa2		5.50		12/01/30	1,250	763,138
Skagit Valley Hosp.	Baa2		5.75		12/01/32	1,000	619,440
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3		6.50		06/01/26	2,325	2,048,232
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.(e)	Aaa		7.25		07/01/09	180	185,060

							5,316,548

West Virginia 2.2%
Monongalia Cnty. Bldg. Commn. Hosp. Rev., General Hosp., Ser. A	BBB+	(b)	5.25		07/01/25	1,500	1,151,415
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2		6.75		09/01/30	7,000	7,677,529

							8,828,944

Wisconsin 1.2%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3		6.125		06/01/27	2,340	2,155,187
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BBB-	(b)	5.75		08/01/35	1,500	993,600
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR		6.75		08/15/34	1,250	816,863
Eastcastle Place, Inc., Proj.	NR		6.125		12/01/34	1,000	637,130

							4,602,780

Total long-term investments (cost $476,876,538)							384,194,139

SHORT-TERM INVESTMENTS 2.7%
Alabama 1.5%
Mobile Ala. Indl. Dev. Brd. Pollution Ctl. Rev., Alabama Pwr. Co. Proj., F.R.D.D.(g)	VMIG1	.65	02/02/09	750	750,000
Mobile Indl. Dev. Brd. Rev., Pwr. Co. Barry Plt. Proj. B, F.R.D.D. A.M.T.(g)	VMIG1	.70	02/02/09	5,300	5,300,000

					6,050,000

Florida 0.1%
Alachua Cnty. Hlth. Facs. Auth. Rev., Shands Teaching Hosp., Ser. A, F.R.D.D.(g)	VMIG1	.47	02/02/09	500	500,000

Georgia
Appling Cnty. Dev. Auth. Pollutn. Ctl. Rev., Pwr. Plant Hatch, 2nd Ser., F.R.D.D. A.M.T.(g)	VMIG1	.70	02/02/09	150	150,000

New York 0.3%
New York, Ser. A-7, F.R.D.D(g)	VMIG1	.55	02/02/09	200	200,000
Ser. A-10, F.R.D.D.(g)	VMIG1	.39	02/02/09	800	800,000

					1,000,000

Texas 0.8%
Gulf Coast Waste Disp. Auth. Env. Facs. Rev., Exxon Mobil Proj., F.R.D.D.A.M.T.(g)	VMIG1	.35	02/02/09	2,700	2,700,000
West Side Calhoun Tex. Nav. Dist. Sew & Solid Wste. Disp., Chemicals, Inc. Proj., F.R.D.D. A.M.T.(g)	P-1.55		02/02/09	450	450,000

					3,150,000

Total short-term investments (cost $10,850,000)					10,850,000

Total Investments 99.0% (cost $487,726,538)(l)(m)					395,044,139
Other assets in excess of liabilities(n) 1.0%					4,058,816

Net Assets 100.0%					$399,102,955

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
†	The ratings reflected are as of January 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid

A.C.A.—ACA Financial Guaranty Corporation.

A.G.C.—Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2009.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a security restricted to resale. The aggregate original cost of such securities is $40,477,906. The aggregate value of $16,762,953 is approximately 4.2% of net assets.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of January 31, 2009.
(k)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at January 31, 2009.
(l)	As of January 31, 2009, 1 security representing $10,659,999 and 2.7% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$485,063,096	$10,082,735	($100,101,692)	($90,018,957)

The difference between book and tax basis was primarily attributable to the difference in the treatment of accreting market discount and amortization of premiums for book and tax purposes.

(n)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at January 31, 2009	Value at Trade Date	Unrealized Appreciation
	Long Positions:
26	U.S. Treasury 2 Yr. Notes	Mar. 09	$5,658,250	$5,616,455	$41,795
40	U.S. Treasury 5 Yr. Notes	Mar. 09	4,726,875	4,616,801	110,074
68	U.S. Treasury 10 Yr. Notes	Mar. 09	8,341,687	8,047,456	294,231
32	U.S. Long Bond	Mar. 09	4,054,500	4,037,307	17,193

.					$463,293

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$463,293
Level 2 - Other Significant Observable Inputs	384,384,140	—
Level 3 - Significant Unobservable Inputs	10,659,999	—

Total	$395,044,139	$463,293

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 4/30/08	$22,619,999
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(11,960,000)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 1/31/09	$10,659,999

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Each Series of the Fund may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By	(Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By	(Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.